Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,861,905,903.00
Previously Paid Amount	0.00
Total Fee Amount	257,129.21
Total Offset Amount	0.00
Net Fee	$ 257,129.21